Fair Value Measurements (Details) - Schedule of fair value of held-to-maturity securities on a recurring basis - Level 1 [Member] - U.S. Treasury Securities (Matured on 1/21/21) [Member] - Helix Acquisition Corp.[Member]
5 Months Ended
Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Held-To-Maturity	U.S. Treasury Securities (Matured on 1/21/21)
Amortized Cost	$ 115,014,460
Gross Holding Gain	1,417
Fair Value	$ 115,015,877